February 4, 2015

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	The Calvert Fund
File numbers 811-03416 and 002-765101
Post-Effective Amendment No. 104 under the Securities Act of 1933 and No. 104 under the Investment Company Act of 1940

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, the above registrant is hereby filing a certification that:
(1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective January 31, 2015); and
(2) the text of the most recent registration statement (effective January 31, 2015) has been filed electronically.
If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,
/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel